Interest expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense.
Central banks deposits	€ 421	€ 216	€ 127
Credit institution deposits	2,597	2,045	1,988
Customer deposits	9,062	11,074	12,886
Debt securities issued and Subordinated liabilities	6,073	6,651	7,767
Marketable debt securities	5,303	5,685	6,822
Subordinated liabilities (Note 23)	770	966	945
Provisions for pensions (Note 25)	186	198	201
Other interest	1,645	1,561	1,098
Total interest expense	€ 19,984	€ 21,745	€ 24,067